Exempt Party-in-interest Transactions	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-interest Transactions
4.	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of mutual funds managed by the Trustee and qualify as exempt party-in-interest
transactions. Fees paid by the Plan for administrative services for the year ended November 30, 2025 were $118,867.
Notes receivable from participants totaling $5,855,837 and $5,689,638 as of November 30, 2025 and 2024, respectively, are also considered exempt party-in-interest
transactions.
Fees paid indirectly by the Plan for investment management services are described in the mutual fund prospectus of the designated investment options and are included as a reduction of the return earned on such fund. The Plan pays Fidelity, as trustee and recordkeeper, and these qualify as a party-in-interest
transaction.
As of November 30, 2025 and 2024, the Plan held 2,041,582 and 1,962,637 shares, respectively, of Jefferies Common Stock, with a market value of $117,518,258 and $155,326,701, respectively. During the year ended November 30, 2025, the Plan recorded dividend income of $3,333,545 related to the Jefferies Common Stock.
During the year ended November 30, 2025, sales of Jefferies Common Stock were $6,134,505 and the purchases of Jefferies Common Stock were $6,582,369. Realized losses, net, on the sales of Jefferies Common Stock were $1,701,202 for the year ended November 30, 2025.
Certain employees and officers of the Company, who may also be participants in the Plan, perform administrative services to the Plan at no cost to the Plan.